DAVIS POLK & WARDWELL
1300 I STREET, N.W. WASHINGTON, D.C. 20005 1600 EL CAMINO REAL MENLO PARK, CA 94025	450 LEXINGTON AVENUE NEW YORK, N.Y. 10017 212 450 4000 FAX 212 450 3800	MESSETURM 60308 FRANKFURT AM MAIN MARQUÉS DE LA ENSENADA, 2 28004 MADRID

99 GRESHAM STREET LONDON EC2V 7NG	WRITER’S DIRECT 212 450 4000	1-6-1 ROPPONGI MINATO-KU, TOKYO 106-6033

15, AVENUE MATIGNON 75008 PARIS		3A CHATER ROAD HONG KONG

May 2, 2007

Re:	W.P. Stewart & Co. Growth Fund, Inc. (File No. 033-71142; 811-08128)

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Sirs:

On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(c) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus that would have been filed would not have differed from the prospectus contained in the registrant’s most recent post-effective amendment filed with the Securities and Exchange Commission on April 30, 2007.

Please contact Nora M. Jordan at 212-450-4684 or Susan B. Baker at 212-450-4291 if you have any questions about this filing.

Very truly yours,

/s/ Davis Polk & Wardwell